Related Party Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 3,436	$ 492	¥ 278	¥ 5,472
Purchases of services provided by related parties	1,702	243	610	4,463
Revenue collected on behalf of the Group by related party				161
Lease expense to related party	53	8
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")
Related Party Transaction [Line Items]
Services provided to related parties	3,436	492	225	5,472
Purchases of services provided by related parties	1,702	243		3,884
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")
Related Party Transaction [Line Items]
Services provided to related parties			53
Shanghai Jiaxin Travel Agency ("Jiaxin")
Related Party Transaction [Line Items]
Purchases of services provided by related parties			¥ 610	579
Revenue collected on behalf of the Group by related party				¥ 161
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Lease expense to related party	¥ 53	$ 8